WARRANTS (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	54 Months Ended
	Aug. 31, 2010 CNY	Dec. 31, 2009	Jul. 14, 2005 Warrants Granted To Series C Preferred Shareholders [Member] USD ($)	Jul. 14, 2005 Warrants Granted To Series C Preferred Shareholders [Member] CNY
Class of Warrant or Right [Line Items]
Number of ordinary shares eligible for purchase with warrants			608,108	608,108
Exercise price of warrants		1.85	1.85	1.85
Fair value of warrants			$ 305	2,459
Booked value of warrants			292	2,353
Number of warrants exercised		121,622
Number of warrants lapsed	486,486
Adjustment to additional paid -in capital due to lapse of warrants	1,883